Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities:
Net income	¥ 1,059,378	¥ 980,206	¥ 675,169
Adjustments to reconcile net income to net cash provided by operating activities-
Depreciation and amortization (Notes 2, 10 and 18)	1,462,235	1,766,325	1,827,998
Impairment losses (Notes 7, 10 and 18)	73,852	32,721	42,203
Deferred taxes (Note 13)	(4,341)	(102,849)	32,504
Losses on disposals of property, plant and equipment	105,790	107,474	104,718
Gains on sales of property, plant and equipment	(15,633)	(20,364)	(34,191)
Equity in (earnings) losses of affiliated companies (Note 8)	21	(5,772)	(5,889)
(Increase) decrease in notes and accounts receivable, trade	63,842	(72,575)	(126,476)
(Increase) decrease in inventories (Note 6)	(731)	(47,569)	(12,044)
(Increase) decrease in other current assets	(30,143)	(63,107)	(86,809)
Increase (decrease) in accounts payable, trade and accrued payroll	52,872	(34,539)	(21,538)
Increase (decrease) in accrued consumption tax	(7,258)	(64,596)	99,661
Increase (decrease) in advances received	36,925	46,191	(32,481)
Increase (decrease) in accrued taxes on income	(8,931)	124,905	(133,894)
Increase (decrease) in other current liabilities	8,934	8,198	60,141
Increase (decrease) in liability for employees' retirement benefits	7,133	49,360	38,753
Increase (decrease) in other long-term liabilities	41,785	(1,965)	2,588
Other	71,627	9,801	(38,601)
Net cash provided by operating activities	2,917,357	2,711,845	2,391,812
Cash flows from investing activities:
Payments for property, plant and equipment	(1,301,697)	(1,265,622)	(1,444,917)
Payments for intangibles	(400,110)	(371,924)	(358,209)
Proceeds from sales of property, plant and equipment	24,920	83,521	54,424
Payments for purchases of non-current investments	(40,344)	(56,641)	(31,097)
Proceeds from sales and redemptions of non-current investments	58,835	57,173	27,478
Acquisitions of subsidiaries, net of cash acquired (Note 25)	(329,005)	(120,596)	(42,217)
Payments for purchases of short-term investments	(178,939)	(26,521)	(61,364)
Proceeds from redemptions of short-term investments	146,132	23,095	70,644
Other	(69,103)	(82,263)	(83,321)
Net cash used in investing activities	(2,089,311)	(1,759,778)	(1,868,579)
Cash flows from financing activities:
Proceeds from issuance of long-term debt (Note 11)	320,464	398,348	615,353
Payments for settlement of long-term debt (Note 11)	(485,612)	(449,025)	(496,729)
Proceeds from issuance of short-term debt (Note 11)	4,987,795	4,460,110	5,931,664
Payments for settlement of short-term debt (Note 11)	(4,897,024)	(4,659,686)	(5,889,243)
Dividends paid	(247,994)	(200,182)	(199,770)
Proceeds from sale of (payments for acquisition of) treasury stock, net (Note 16)	(374,436)	(93,924)	(338,399)
Acquisitions of shares of subsidiaries from noncontrolling interests	(155,905)	(15,718)	(175,088)
Other	(128,799)	(147,498)	(125,796)
Net cash used in financing activities	(981,511)	(707,575)	(678,008)
Effect of exchange rate changes on cash and cash equivalents	(6,959)	(7,419)	19,486
Net increase (decrease) in cash and cash equivalents	(160,424)	237,073	(135,289)
Cash and cash equivalents at beginning of year	1,088,275	849,174	984,463
Increase (decrease) in cash and cash equivalents due to change in fiscal year end of consolidated subsidiaries (Note 2)	(2,638)	2,028
Cash and cash equivalents at end of year (Note 5)	925,213	1,088,275	849,174
Cash paid during the year for:
Interest	37,339	41,626	44,795
Income taxes, net	468,357	342,431	543,354
Noncash investing and financing activities:
Capital lease obligations incurred during the year	¥ 16,809	11,099	20,987
Cancellation of treasury stock (Note 16)		¥ 590,687
Assets acquired through exchange of buildings			¥ 18,719